Provisions for contingencies (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other Provisions Contingent Liabilities and Contingent Assets Explanatory [Line Items]
Carrying amount		€ 13,447
New or increased provisions		1,363
Initial recognition and changes in estimates		(502)
Accretion discount	[1]	249	€ 264	€ 312
Reversal of utilized provisions		(1,443)
Reversal of unutilized provisions		(389)
Changes in the scope of consolidation		(1,051)
Currency translation differences		210
Other changes		2
Carrying amount		11,886	13,447
Provision For Decommissioning Restoration And Rehabilitation Costs And Social Projects [Member]
Disclosure of other Provisions Contingent Liabilities and Contingent Assets Explanatory [Line Items]
Carrying amount		8,126
Initial recognition and changes in estimates		(502)
Accretion discount		259
Reversal of utilized provisions		(190)
Changes in the scope of consolidation		(1,024)
Currency translation differences		153
Other changes		(45)
Carrying amount		6,777	8,126
Environment Related Provision [Member]
Disclosure of other Provisions Contingent Liabilities and Contingent Assets Explanatory [Line Items]
Carrying amount		2,653
New or increased provisions		299
Accretion discount		(12)
Reversal of utilized provisions		(287)
Reversal of unutilized provisions		(33)
Changes in the scope of consolidation		(11)
Other changes		(14)
Carrying amount		2,595	2,653
Legal proceedings provision [member]
Disclosure of other Provisions Contingent Liabilities and Contingent Assets Explanatory [Line Items]
Carrying amount		1,107
New or increased provisions		148
Accretion discount		2
Reversal of utilized provisions		(214)
Reversal of unutilized provisions		(289)
Changes in the scope of consolidation		(1)
Currency translation differences		34
Other changes		37
Carrying amount		824	1,107
Provision For Taxes [Member]
Disclosure of other Provisions Contingent Liabilities and Contingent Assets Explanatory [Line Items]
Carrying amount		527
New or increased provisions		73
Reversal of utilized provisions		(118)
Reversal of unutilized provisions		(31)
Changes in the scope of consolidation		(8)
Currency translation differences		17
Other changes		(20)
Carrying amount		440	527
Loss adjustments and actuarial provisions [Member]
Disclosure of other Provisions Contingent Liabilities and Contingent Assets Explanatory [Line Items]
Carrying amount		205
New or increased provisions		493
Reversal of utilized provisions		(481)
Other changes		110
Carrying amount		327	205
Provision for losses on investments [Member]
Disclosure of other Provisions Contingent Liabilities and Contingent Assets Explanatory [Line Items]
Carrying amount		182
New or increased provisions		48
Reversal of unutilized provisions		(1)
Currency translation differences		2
Other changes		(27)
Carrying amount		204	182
Provision for oil insurance cover [Member]
Disclosure of other Provisions Contingent Liabilities and Contingent Assets Explanatory [Line Items]
Carrying amount		76
New or increased provisions		51
Other changes		3
Carrying amount		130	76
Provision for redundancy incentives [Member]
Disclosure of other Provisions Contingent Liabilities and Contingent Assets Explanatory [Line Items]
Carrying amount		140
New or increased provisions		9
Reversal of utilized provisions		(17)
Reversal of unutilized provisions		(17)
Changes in the scope of consolidation		(5)
Other changes		(2)
Carrying amount		108	140
Restructuring provision [member]
Disclosure of other Provisions Contingent Liabilities and Contingent Assets Explanatory [Line Items]
Carrying amount		65
New or increased provisions		19
Reversal of utilized provisions		(14)
Other changes		(4)
Carrying amount		66	65
Provision for onerous contracts [Member]
Disclosure of other Provisions Contingent Liabilities and Contingent Assets Explanatory [Line Items]
Carrying amount	[2]	60
Reversal of utilized provisions	[2]	(22)
Carrying amount	[2]	38	60
Miscellaneous Other Provisions [Member]
Disclosure of other Provisions Contingent Liabilities and Contingent Assets Explanatory [Line Items]
Carrying amount	[2]	306
New or increased provisions	[2]	223
Reversal of utilized provisions	[2]	(100)
Reversal of unutilized provisions	[2]	(18)
Changes in the scope of consolidation	[2]	(2)
Currency translation differences	[2]	4
Other changes	[2]	(36)
Carrying amount	[2]	€ 377	€ 306

[1]	The item related to the increase in provisions for contingencies that are shown at present value in non-current liabilities.
[2]	Each individual amount included herein was lower than €50 million.